Disposal of Subsidiaries	6 Months Ended
Dec. 31, 2025
Disposal of subsidiaries [Abstract]
Disposal of subsidiaries

Note 10. Disposal of subsidiaries

On September 25, 2023, the Company completed the disposal of its entire 50% equity interest in BU Production. No gain or loss on disposal was recorded during the year ended June 30, 2024. This disposal was not classified as a discontinued operation as BU Production was operating within the Company’s same core business as other subsidiaries, and the operating results contributed by BU Production were immaterial to the Company’s unaudited interim condensed consolidated financial statements.